Fair Value Measurements and Credit Concentration (Net Asset and Liability Measured on Recurring Basis Level 3 Gain Loss Included in Earnings and Other Recurring Numeric Data) (Detail) - Level 3 - USD ($)
$ in Millions
	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net gains and losses on assets and liabilities [Abstract]
Total gains (losses) included in earnings	$ (148)	$ (147)	$ (32)	$ (5)
Recurring | Commodity contracts | Wholesale energy
Net gains and losses on assets and liabilities [Abstract]
Total gains (losses) included in earnings	(108)	(133)	(77)	(36)
Change in unrealized gains (losses) relating to positions still held at the reporting date	(31)	5	50	(23)
Recurring | Commodity contracts | Retail Energy
Net gains and losses on assets and liabilities [Abstract]
Total gains (losses) included in earnings	(33)	(35)	23	25
Change in unrealized gains (losses) relating to positions still held at the reporting date	9	(12)	37	24
Recurring | Commodity contracts | Fuel
Net gains and losses on assets and liabilities [Abstract]
Total gains (losses) included in earnings			0	3
Change in unrealized gains (losses) relating to positions still held at the reporting date			0	0
Recurring | Commodity contracts | Energy purchases
Net gains and losses on assets and liabilities [Abstract]
Total gains (losses) included in earnings	(7)	21	22	3
Change in unrealized gains (losses) relating to positions still held at the reporting date	$ (5)	$ (3)	$ (4)	$ 1